Deferred royalty obligation (Details) - USD ($)		3 Months Ended	9 Months Ended
	Aug. 25, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Royalty Purchase Agreement	$ 325,000,000
Proceeds From Royalty Purchase Agreement, Gross		$ 225,000,000	$ 225,000,000
Royalty Obligation, Transaction Costs		7,000,000	6,998,000
Royalty Obligation, Interest			1,246,000
Royalty Purchase Agreement, Upward Adjustment Percent, Based On Performance Tests	(10.00%)
Royalty Purchase Agreement, Royalty Rate Percent	7.00%
Royalty Purchase Agreement, High-Single-Digit Percentage Rate	10.00%
Royalty Purchase Agreement, Royalty Cap, Period Of Payment	36 months
Deferred Royalty Obligation		219,248,000	219,248,000	$ 0
Royalty Obligation, Expected Future Transaction Costs			$ 5,700,000
Proceeds From Royalty Purchase Agreement, Net		$ 218,000,000
Royalty Purchase Agreement, Effective Interest Rate			10.00%
Royalty Purchase Agreement, Termination Period	27 months
Royalty Purchase Agreement, Royalty Cap, Payment Maximum	200.00%
Royalty Purchase Agreement, Buyout Amount	50.00%
Royalty Purchase Agreement, Buyout Percent, Continued Payment	50.00%
Royalty Purchase Agreement, Buyout Percent, Payment	50.00%
Royalty Purchase Agreement, Royalties Paid Under Agreement
Disclosure of detailed information about borrowings [line items]
Royalty Purchase Agreement, Royalty Cap	250.00%
Royalty Purchase Agreement, Royalties Paid Exceeding Mid-Nine Digit
Disclosure of detailed information about borrowings [line items]
Royalty Purchase Agreement, Royalty Cap	225.00%
Worldwide (Excluding, China, Hong Kong, Macau, Taiwan, Singapore And South Korea) | ZYNLONTA
Disclosure of detailed information about borrowings [line items]
Royalty Purchase Agreement, Payment Percent On Net Sales	7.00%
Worldwide | Cami
Disclosure of detailed information about borrowings [line items]
Royalty Purchase Agreement, Payment Percent On Net Sales	7.00%
Outside Of The United States And Europe | Cami
Disclosure of detailed information about borrowings [line items]
Royalty Purchase Agreement, Payment Percent Of Upfront Or Miestone Payments From Licenses	7.00%
First Investment Amount
Disclosure of detailed information about borrowings [line items]
Proceeds From Royalty Purchase Agreement, Gross	$ 225,000,000
Second Investment Amount
Disclosure of detailed information about borrowings [line items]
Royalty Purchase Additional Proceeds Eligibility	75,000,000
Third Investment Amount
Disclosure of detailed information about borrowings [line items]
Royalty Purchase Additional Proceeds Eligibility	$ 25,000,000